EQUITY - Treasury shares (Details) - Provision for settlement of legal proceedings - TurkCommerce B.V. ₺ in Thousands, $ in Thousands	Oct. 18, 2023 shares	Sep. 28, 2023 TRY (₺) shares	Sep. 28, 2023 USD ($) shares	Sep. 28, 2023 USD ($)	Dec. 05, 2022 TRY (₺)	Dec. 05, 2022 USD ($)
Share capital
Amount agreed to be contributed by counterparty		₺ 175,882		$ 3,975	₺ 175,882	$ 3,975
Class B ordinary shares
Share capital
Treasury shares agreed to be purchased from counterparty		4,615,384	4,615,384
Acquisition of treasury shares from counterparty		₺ 245,217	$ 5,732
Treasury shares purchased from counterparty	4,615,384